Information by Segment - Summary of Segment Disclosure for Company's Consolidated Operations (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Sep. 30, 2018 MXN ($)	Sep. 30, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of operating segments [line items]
Revenues	$ 7,218	$ 142,504	$ 130,577
Gross profit	3,266	64,474	60,150
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		14,510	12,252
Depreciation and amortization		7,492	6,885
Non-cash items other than depreciation and amortization		1,193	921
Equity in earnings (loss) of associated companies and joint ventures	(5)	(95)	(161)
Total assets	13,307		263,787	$ 262,700	$ 263,787
Investments in associate companies and joint ventures			10,518	10,587
Total liabilities	$ 6,737		132,037	132,999	$ 132,037
Capital expenditures, net		6,681	7,120
Operating segments [member]
Disclosure of operating segments [line items]
Revenues		142,504	130,577
Eliminations [member]
Disclosure of operating segments [line items]
Revenues		4,206	4,152
Mexico and central America segment [member]
Disclosure of operating segments [line items]
Gross profit		39,335	35,930
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		9,535	6,659
Depreciation and amortization		4,436	4,087
Non-cash items other than depreciation and amortization		845	813
Equity in earnings (loss) of associated companies and joint ventures		(156)	(206)
Total assets			147,748	150,026
Investments in associate companies and joint ventures			6,789	7,002
Total liabilities			96,525	(99,208)
Capital expenditures, net		3,698	4,420
Mexico and central America segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues		81,996	74,738
Mexico and central America segment [member] | Eliminations [member]
Disclosure of operating segments [line items]
Revenues		4,194	4,194
South America segment [member]
Disclosure of operating segments [line items]
Gross profit		25,139	24,220
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		4,975	5,593
Depreciation and amortization		3,056	2,798
Non-cash items other than depreciation and amortization		348	108
Equity in earnings (loss) of associated companies and joint ventures		61	45
Total assets			116,039	112,674
Investments in associate companies and joint ventures			3,729	3,585
Total liabilities			35,512	$ (33,791)
Capital expenditures, net		2,983	2,700
South America segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues		60,508	55,839
South America segment [member] | Eliminations [member]
Disclosure of operating segments [line items]
Revenues		$ 12	$ (42)